Summary of Significant Accounting Policies - Schedule of disaggregated Revenue (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of net revenues [Line Items]
Net revenues	¥ 5,013,182	$ 726,843	¥ 4,015,794	¥ 2,526,806
Learning services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	3,084,375	447,192	2,441,421	1,513,960
Tutoring services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	2,886,126		2,271,036	1,369,010
Fee-based premium services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	198,249		170,385	144,950
Smart devices [Member]
Disaggregation of net revenues [Line Items]
Net revenues	1,256,446	182,168	980,424	539,962
Online marketing services [Member]
Disaggregation of net revenues [Line Items]
Net revenues	¥ 672,361	$ 97,483	¥ 593,949	¥ 472,884